Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of warrants outstanding

	Warrants	Weighted Average Exercise Price
Warrants outstanding, as of December 31, 2020	156	$16,000.0
Issued	—	—
Exercised	—	—
Expired	—	—
Warrants outstanding, as of December 31, 2021	156	16,000.0
Issued	—	—
Exercised	—	—
Expired	—	—
Warrants outstanding, as of December 31, 2022	156	16,000.0
Issued	6,731	1,040.0
Exercised	3,125	1,040.0
Expired	—	—
Warrants outstanding, as of December 31, 2023	3,762	$1,661.4

Warrants exercisable, as of December 31, 2023	3,762	$1,661.4